UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21193)

First American Minnesota Municipal Income Fund II, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 06/30

Date of reporting period: 09/30/14

Item 1. Schedule of Investments.

Schedule of Investments    |    September 30, 2014 (unaudited)

Minnesota Municipal Income Fund II (MXN)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 155.4%
Economic Development Revenue — 3.4%
Minneapolis Development, Limited Tax Supported Common Bond, Series 2007-2A (AMT), 5.13%, 6/1/22	$500,000	$527,700
Moorhead, American Crystal Sugar Company, Recovery Zone Facility, Series 2010, 5.65%, 6/1/27	200,000	222,602

		750,302

Education Revenue — 27.6%
Anoka County, Charter School Lease, Series 2012-A, 5.00%, 6/1/43	100,000	101,328
Baytown Township, St. Croix Preparatory Academy Project, Series 2008-A, 7.00%, 8/1/38	350,000	367,108
Higher Education Facilities, Augsburg College, Series 2006-6J1, 5.00%, 5/1/28	200,000	201,452
Higher Education Facilities, Bethel University, Series 2007-6R, 5.50%, 5/1/24	500,000	516,990
Higher Education Facilities, Macalester College, Series 2012-7S, 3.25%, 5/1/36	600,000	586,014
Higher Education Facilities, University of St. Thomas,
5.00%, 10/1/39, Series 2009-7A	1,000,000	1,109,870
5.25%, 4/1/39, Series 2009-6X	300,000	325,758
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series 2006-A, 5.00%, 12/1/36	510,000	513,708
St. Paul Housing & Redevelopment Authority, Conservatory for Performing Artists Project, Series 2013-A, 4.63%, 3/1/43	110,000	108,710
St. Paul Housing & Redevelopment Authority, German Immersion School Project, Series 2013-A, 5.00%, 7/1/44	425,000	411,544
St. Paul Housing & Redevelopment Authority, Nova Classical Academy, Series 2011-A, 6.38%, 9/1/31	450,000	498,964
University of Minnesota, Series 2011-A, 5.25%, 12/1/29	1,000,000	1,188,670
Woodbury City Charter School Lease, Series 2012-A, 5.00%, 12/1/43	200,000	207,038

		6,137,154

General Obligations — 19.1%
Crow Wing County Jail, Series 2004-B (NATL), 5.00%, 2/1/21 (Pre-refunded 2/1/15 @ 100) ¯	550,000	558,992
Fertile City Economic Development Authority, Series 2012-A, 4.00%, 12/1/39	280,000	285,074
Hennepin County, Series 2008-D, 5.00%, 12/1/25	1,000,000	1,090,370
Jordan Independent School District No. 717, Series 2014-A (MSDCEP), 5.00%, 2/1/35	245,000	280,309
Mankato Independent School District No. 77, School Building Bonds, Series 2014-A (MSDCEP), 4.00%, 2/1/30	1,100,000	1,197,372
South Washington County Independent School District No. 833, Alternative Facilities, Series 2014-A (MSDCEP), 3.50%, 2/1/27	300,000	315,519
Wayzata Independent School District No. 284, Series 2014-A (MSDCEP), 3.50%, 2/1/31	500,000	513,835

		4,241,471

Healthcare Revenue — 36.3%
Center City Health Care Facilities, Hazelden Betty Ford Foundation Project,
4.00%, 11/1/39, Series 2014	115,000	115,757
5.00%, 11/1/41, Series 2011	200,000	212,614
City of Cold Spring, Health Care Facilities, Assumption Home, Series 2013, 5.20%, 3/1/43	375,000	379,928
City of Glencoe Health Care Facilities, Glencoe Regional Health Services Project, Series 2013, 4.00%, 4/1/27	400,000	409,644
City of Sauk Rapids, Good Shepherd Lutheran Home, Series 2013, 5.13%, 1/1/39	100,000	100,025
Glencoe City Health Care Facilities, Glencoe Regional Health Services Project, Series 2013, 4.00%, 4/1/31	230,000	234,181
Maple Grove Health Care Facilities, Maple Grove Hospital, Series 2007, 5.00%, 5/1/20	20,000	21,102
Maple Grove Health Care Facilities, North Memorial Health Care, Series 2005, 5.00%, 9/1/35	210,000	211,814
Minneapolis Health Care Facilities, Walker Campus Project, Series 2012, 4.75%, 11/15/28	450,000	452,993
Minneapolis Health Care Systems, Fairview Health Services,
6.63%, 11/15/28, Series 2008-A	875,000	1,036,884
6.50%, 11/15/38, Series 2008-B (AGC)	535,000	631,075
Minnesota Agricultural & Economic Development Board, Fairview Health Care System, Series 2000-A, 6.38%, 11/15/29	25,000	25,111
Northern Itasca Hospital District, Health Facilities,
5.00%, 12/1/28, Series 2013-C	160,000	167,955
4.40%, 12/1/33, Series 2013-A	250,000	252,410
5.40%, 12/1/33, Series 2013-C	310,000	326,058

MINNESOTA MUNICIPAL INCOME FUND II    |    2014 QUARTERLY REPORT

Schedule of Investments    |    September 30, 2014 (unaudited)

Minnesota Municipal Income Fund II (MXN)

DESCRIPTION	PAR	FAIR VALUE ¶
Shakopee Health Care Facilities, St. Francis Regional Medical Center,
4.00%, 9/1/31, Series 2014	$440,000	$452,707
5.00%, 9/1/34, Series 2014	200,000	223,354
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series 2009, 5.75%, 7/1/39	715,000	804,489
St. Paul Housing & Redevelopment Authority, Allina Health System, Series 2009-A-1, 5.25%, 11/15/29	450,000	515,583
St. Paul Housing & Redevelopment Authority, HealthEast Project, Series 2005, 6.00%, 11/15/30	600,000	627,240
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series 2007-A, 5.25%, 10/1/42	250,000	251,205
St. Paul Port Authority, HealthEast Midway Campus, Series 2005-A, 5.75%, 5/1/25	600,000	609,426

		8,061,555

Housing Revenue — 38.6%
Minneapolis Multifamily Housing, Seward Towers Project, Series 2003 (GNMA), 5.00%, 5/20/36	1,165,000	1,180,424
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed City Living, Series 2006-A4 (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	17,673	18,229
Minnesota Housing Finance Agency, Series 2009-E, 5.10%, 1/1/40	745,000	789,037
Minnesota Housing Finance Agency, Homeownership Finance, Series 2011-D (FHLMC) (FNMA) (GNMA), 4.70%, 1/1/31	95,000	103,047
Minnesota Housing Finance Agency, Nonprofit Housing, State Appropriation, Series 2011, 5.00%, 8/1/31	1,000,000	1,121,430
Minnesota Housing Finance Agency, Rental Housing, Series 2011-A, 5.45%, 8/1/41	1,700,000	1,867,382
Minnesota Housing Finance Agency, Residential Housing,
4.70%, 7/1/27, Series 2007-D (AMT)	770,000	783,175
5.65%, 7/1/33, Series 2008-B (AMT)	20,000	20,861
4.85%, 7/1/38, Series 2007-I (AMT)	10,000	10,097
3.90%, 7/1/43, Series 2013-C	720,000	734,753
Moorhead Economic Development Authority, Housing Development Eventide Project, Series 2006-A, 5.15%, 6/1/29	300,000	300,111
Moorhead Senior Housing, Sheyenne Crossing Project, Series 2006, 5.65%, 4/1/41 ¥	330,000	333,349
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal,
5.63%, 10/1/33, Series 2006 ¥	436,499	445,438
5.15%, 11/1/42, Series 2012-A	100,000	100,873
St. Paul Multifamily Housing, Selby Grotto Housing Project, Series 2003 (AMT) (FHA) (GNMA), 5.50%, 9/20/44	655,000	655,570
Wayzata Senior Housing, Folkestone Senior Living Community, Series 2012-A, 6.00%, 5/1/47	110,000	120,270

		8,584,046

Industry Development Revenue — 3.1%
St. Paul Port Authority, Solid Waste Disposal, Series 2012-7 (AMT), 4.50%, 10/1/37	700,000	688,660

Leasing Revenue — 13.0%
City of Forest Lake Charter School Lease, Lakes International Language Academy Project, Series 2014-A, 5.75%, 8/1/44	175,000	190,071
City of Hugo Charter School Lease, Noble Academy Project, Series 2014-A, 5.00%, 7/1/44	50,000	51,238
City of Otsego Charter School Lease, Kaleidoscope Charter School Project, Series 2014-A, 5.00%, 9/1/44	190,000	186,806
City of Ramsey Lease, Pact Charter School Project, Series 2013-A, 5.50%, 12/1/33	180,000	196,323
Duluth Capital Appreciation Independent School District Number 709, Series 2012-A, Certificate of Participation, Zero Coupon Bond (MSDCEP), 3.54%, 2/1/28 ¹	600,000	360,384
Minneapolis, Chartered School Lease, Yinghua Academy Project, Series 2013-A, 6.00%, 7/1/43	400,000	421,372
St. Paul Housing & Redevelopment Authority Lease, High Ground Academy Project, Series 2013-A, 5.00%, 12/1/33	200,000	206,900
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, Series 2008, 5.00%, 12/1/32	100,000	107,446
State of Minnesota General Fund, Series 2012-B, 3.00%, 3/1/30	800,000	764,616
Washington County Housing & Redevelopment Authority, Lower St. Croix Valley Fire Protection, Series 2003, 5.13%, 2/1/24	400,000	400,592

		2,885,748

Miscellaneous Revenue — 1.7%
St. Paul Housing & Redevelopment Authority, Parking Facilities Project, Series 2010-A, 5.00%, 8/1/30	340,000	382,990

Recreation Authority Revenue — 1.3%
Moorhead Golf Course, Series 1998-B, 5.88%, 12/1/21 ¥	300,000	300,090

Tax Revenue — 4.1%
City of Minneapolis Development, Limited Tax Supported Common Bond Fund, Series 2013-1, 4.75%, 6/1/39	600,000	637,632
Minneapolis Tax Increment, St. Anthony Falls Project, Series 2005, 5.65%, 2/1/27 ¥	150,000	150,087

MINNESOTA MUNICIPAL INCOME FUND II    |    2014 QUARTERLY REPORT

Schedule of Investments    |    September 30, 2014 (unaudited)

Minnesota Municipal Income Fund II (MXN)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶
St. Paul Housing & Redevelopment Authority Tax Increment, Upper Landing Project, Series 2012, 5.00%, 3/1/29	$130,000	$134,804

		922,523

Utility Revenue — 7.2%
Chaska Electric,
5.00%, 10/1/30, Series 2005-A	500,000	517,325
6.10%, 10/1/30, Series 2000-A	10,000	10,043
Northern Municipal Power Agency, Minnesota Electric System, Series 2008-A (AGC),
5.00%, 1/1/18	300,000	339,132
5.00%, 1/1/20	250,000	276,915
Southern Minnesota Municipal Power Agency, Series 1994-A, Zero Coupon Bond (NATL), ¹
2.98%, 1/1/26	100,000	71,687
3.21%, 1/1/27	40,000	27,077
Western Minnesota Municipal Power Agency, Series 2014-A, 4.00%, 1/1/40	350,000	358,425

		1,600,604

Total Municipal Long-Term Investments (Cost: $32,681,729)		34,555,143

Short-Term Investment — 0.7%
Federated Minnesota Municipal Cash Trust, Institutional Shares, 0.01% W (Cost: $153,178)	153,178	153,178

Total Investments ▲ — 156.1% (Cost: $32,834,907)		34,708,321

Variable Rate MuniFund Term Preferred Shares, at Liquidation Value — (58.5)%		(13,000,000)

Other Assets and Liabilities, Net — 2.4%		523,256

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$22,231,577

MINNESOTA MUNICIPAL INCOME FUND II    |    2014 QUARTERLY REPORT

Schedule of Investments    |    September 30, 2014 (unaudited)

Minnesota Municipal Income Fund II (MXN)

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

When held by the fund, exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of September 30, 2014, the fund held no internally fair valued securities.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2014, the fair value of these investments was $1,228,964 or 5.5% of total net assets applicable to outstanding common shares.

¹	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2014.

W	The rate shown is the annualized seven-day effective yield as of September 30, 2014.

▲	On September 30, 2014, the cost of investments for federal income tax purposes was approximately $32,834,907. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,947,209
Gross unrealized depreciation	(73,795)

Net unrealized appreciation	$1,873,414

Variable Rate MuniFund Term Preferred Shares, at liquidation value, as a percentage of total investments is 37.5%.

AGC—Assured Guaranty Corporation

AMT—Alternative Minimum Tax. As of September 30, 2014, the aggregate fair value of securities subject to the AMT was $2,704,292, which represents 12.2% of total net assets applicable to common shares.

FHA—Federal Housing Administration

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MSDCEP—Minnesota School District Credit Enhancement Program

NATL—National Public Finance Guarantee Corporation

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

MINNESOTA MUNICIPAL INCOME FUND II    |    2014 QUARTERLY REPORT

Schedule of Investments    |    September 30, 2014 (unaudited)

Minnesota Municipal Income Fund II (MXN)

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuations levels are not necessarily an indication of the risk associated with investing in these investments.

As of September 30, 2014, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$34,555,143	$—	$34,555,143
Short-Term Investment	153,178	—	—	153,178

Total Investments	$153,178	$34,555,143	$—	$34,708,321

During the period ended September 30, 2014, the fund recognized no transfers between fair value levels.

MINNESOTA MUNICIPAL INCOME FUND II    |    2014 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: November 28, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: November 28, 2014